Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements have been prepared on an accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the ASC and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

As a result of the recapitalization share exchange (also described in Notes 1 and 4), to these financial statements, all outstanding shares, warrants, and options were exchanged on a 50:1 basis as of December 20, 2021, and accordingly, all share, warrant, option and per share disclosure in these financial statements has been retroactively adjusted to reflect the 50:1 reverse split unless otherwise stated.

Organization and Principles of Consolidation

(b) Organization and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries:

Name	Country of Incorporation
Allarity Acquisition Subsidiary Inc.	United States
Allarity Therapeutics Europe ApS (formerly Oncology Venture Product Development ApS)	Denmark
Allarity Therapeutics Denmark ApS (formerly OV-SPV2 ApS)	Denmark
MPI Inc.	United States
Oncology Venture US Inc.	United States

All intercompany transactions and balances, including unrealized profits from intercompany sales, have been eliminated upon consolidation.

Use of Estimates and Assumptions

(a) Use of Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting years. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the fair value of the Series A preferred shares, warrants, convertible debt, and the accrual for research and development expenses, fair values of acquired intangible assets and impairment review of those assets, share based compensation expense, and income tax uncertainties and valuation allowances. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed considering reasonable changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known and if material, their effects are disclosed in the notes to the condensed consolidated financial statements. Actual results could differ from those estimates or assumptions.

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting years. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the fair value of the Series A preferred shares, warrants, convertible debt, and the accrual for research and development expenses, fair values of acquired intangible assets and impairment review of those assets, share based compensation expense, and income tax uncertainties and valuation allowances. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed considering reasonable changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known and if material, their effects are disclosed in the notes to the consolidated financial statements. Actual results could differ from those estimates or assumptions.

Foreign currency and currency translation

(b) Foreign currency and currency translation

The functional currency is the currency of the primary economic environment in which an entity’s operations are conducted. The Company and its subsidiaries operate mainly in Denmark and the United States. The functional currencies of the Company’s subsidiaries are their local currency.

The Company’s reporting currency is the U.S. dollar. The Company translates the assets and liabilities of its Denmark subsidiaries into the U.S. dollar at the exchange rate in effect on the balance sheet date. Revenues and expenses are translated at the average exchange rate in effect during each monthly period. Unrealized translation gains and losses are recorded as a cumulative translation adjustment, which is included in the condensed consolidated statements of changes in redeemable convertible preferred stock and stockholders’ equity as a component of accumulated other comprehensive (loss).

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods. Adjustments that arise from exchange rate translations are included in other comprehensive income (loss) in the consolidated statements of operations and comprehensive loss as incurred

(d) Foreign currency and currency translation

The functional currency is the currency of the primary economic environment in which an entity’s operations are conducted. The Company and its subsidiaries operate mainly in Denmark and the United States. The functional currencies of the Company’s subsidiaries are their local currency.

The Company’s reporting currency is the U.S. dollar. The Company translates the assets and liabilities of its Denmark subsidiaries into the U.S. dollar at the exchange rate in effect on the balance sheet date. Revenues and expenses are translated at the average exchange rate in effect during each monthly period. Unrealized translation gains and losses are recorded as a cumulative translation adjustment, which is included in the consolidated statements of changes in redeemable convertible preferred stock and stockholders’ equity as a component of accumulated other comprehensive (loss).

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

Adjustments that arise from exchange rate translations are included in other comprehensive income (loss) in the consolidated statements of operations and comprehensive loss as incurred. The Company recorded a foreign exchange (loss) gain of ($1,966) and $2,452 and a fair value adjustment to instrument specific credit risk of ($9) and $9, included in accumulated other comprehensive loss for the years ended December 31, 2021, and 2020, respectively.

Concentrations of credit risk and of significant suppliers

(c) Concentrations of credit risk and of significant suppliers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company maintains its cash in financial institutions in amounts that could exceed government-insured limits. The Company does not believe it is subject to additional credit risks beyond those normally associated with commercial banking relationships. The Company has not experienced losses on its cash accounts and management believes, based upon the quality of the financial institutions, that the credit risk regarding these deposits is not significant. The Company is dependent on third-party manufacturers to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply its requirements for supplies and raw materials related to these programs. These programs could be adversely affected by a significant interruption in these manufacturing services or the availability of raw materials.

(e) Concentrations of credit risk and of significant suppliers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company maintains its cash in financial institutions in amounts that could exceed government-insured limits. The Company does not believe it is subject to additional credit risks beyond those normally associated with commercial banking relationships. The Company has not experienced losses on its cash accounts and management believes, based upon the quality of the financial institutions, that the credit risk regarding these deposits is not significant. The Company is dependent on third-party manufacturers to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply its requirements for supplies and raw materials related to these programs. These programs could be adversely affected by a significant interruption in these manufacturing services or the availability of raw materials.

Cash

(d) Cash

Cash consists primarily of highly liquid investments with original maturities of three months or less at date of purchase to be cash equivalents. The Company had no cash equivalents or restricted cash on March 31, 2022, and December 31, 2021.

(f) Cash

Cash consists primarily of highly liquid investments with original maturities of three months or less at date of purchase to be cash equivalents. The Company had no cash equivalents or restricted cash on December 31, 2021, and 2020.

Property, plant and equipment

(g) Property, plant and equipment

Property, plant, and equipment are stated at cost, less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the estimated useful lives of the respective assets as follows:

Estimated Useful Economic Life
Leasehold property improvements	Lesser of lease term or useful life
Laboratory equipment	5 years
Furniture and office equipment	3 years

Upon retirement or sale, the cost of assets disposed of, and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in loss from operations. As of December 31, 2021, and 2020, there have been no significant asset retirements to date. Expenditures for repairs and maintenance that do not improve or extend the lives of the respective assets are charged to expense as incurred.

Grants

(h) Grants

Grants are recognized when the conditions for receipt are met and there is reasonable assurance that the grant will be received.

Grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in profit or loss in the period in which they become receivable.

Impairment of long-lived assets

(e) Impairment of long-lived assets

Long-lived assets consist of property, plant and equipment, and intangible assets. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. An impairment loss would be recognized as a loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group or the estimated return on investment are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flow or return on investment calculations.

(i) Impairment of long-lived assets

Long-lived assets consist of property, plant and equipment, and intangible assets. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. An impairment loss would be recognized as a loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group or the estimated return on investment are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flow or return on investment calculations.

Business Combinations

(j) Business Combinations

Business combinations are accounted for in accordance with ASC Topic 805 “Business Combinations”. The total purchase price of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values as of the acquisition date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, probabilities of success, discount rates, and asset lives, among other items. Assets acquired and liabilities assumed are recorded at their estimated fair values.

Non-controlling interest

(k) Non-controlling interest

These financial statements reflect the application of ASC 810, Consolidations, which establishes accounting and reporting standards that require: (i) the ownership interest in subsidiaries held by parties other than the parent to be clearly identified and presented in the consolidated balance sheet within stockholder’s (deficit) equity, but separate from the parent’s (deficit) equity; (ii) the amount of consolidated net income attributable to the parent and the non-controlling interest to be clearly identified and presented on the face of the consolidated statement of operations and (iii) changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary to be accounted for consistently.

Our consolidated financial statements include all assets, liabilities, incidental service revenues, and expenses of less-than-100%-owned affiliates that we control or for which we are the primary beneficiary. We record a non-controlling interest for the allocable portion of income or loss and comprehensive income or loss to which the non-controlling interest holders are entitled based upon their ownership share of the affiliate. Distributions made to the holders of non-controlling interests are charged to the respective non-controlling interest balance. Losses attributable to the non-controlling interest in an affiliate may exceed our interest in the affiliate’s equity. The excess and any further losses attributable to the non-controlling interest shall be attributed to those interests. The non-controlling interest shall continue to be attributed its share of losses even if that attribution results in a deficit non-controlling interest balance. As of December 31, 2021, and 2020, the Company had no non-controlling interests.

Acquired Patents

(l) Acquired Patents

Acquired patents are measured in the balance sheet at the lower of cost less accumulated amortization and impairment charges, if any. The legal costs incurred to renew or extend the term of the acquired patents are expensed as incurred. Cost comprises the acquisition price and the depreciation period are estimated at approximately 5 years with no residual value. Depreciation methods, useful lives and residual values are reviewed every year.

Acquired In-Process Research and Development (IPR&D)

(m) Acquired In-Process Research and Development (IPR&D)

Acquired IPR&D represents the fair value assigned to research and development assets that the Company acquired as part of a business combination and have not been completed at the acquisition date. The fair value of IPR&D acquired in a business combination is recorded on the consolidated balance sheets at the acquisition-date fair value and is determined by estimating the costs to develop the technology into commercially viable products, estimating the resulting revenue from the projects, and discounting the projected net cash flows to present value. IPR&D is not amortized, but rather is reviewed for impairment on an annual basis or more frequently if indicators of impairment are present, until the project is completed, abandoned, or transferred to a third-party. Management assesses its acquired IPR&D for impairment at year end date as well as when events and circumstances indicate there is a potential impairment. Significant quantitative indicators considered are the Company’s market capitalization, market share, length of remaining clinical trials, and projected revenue per treatment. The projected discounted cash flow models used to estimate the fair value of partnered assets and cost approach model used to estimate proprietary assets as part of the Company’s IPR&D reflect significant assumptions regarding the estimates a market participant would make to evaluate a drug development asset, including the following:

●	Estimates of obsolescence of development expenditure;

●	Probability of successfully completing clinical trials and obtaining regulatory approval;

●	Estimates of future cash flows from potential milestone payments and royalties related to out-licensed product sales; and

●	A discount rate reflecting the Company’s weighted average cost of capital and specific risk inherent in the underlying assets.

Once brought into use, intangible assets are amortized over their estimated useful economic lives using the economic consumption method if anticipated future revenues can be reasonably estimated. The straight-line method is used when revenues cannot be reasonably estimated. The Company has not recorded impairment losses on its intangible assets in either of the years ended December 31, 2021, or December 31, 2020.

Fair value measurements of financial instruments

(n) Fair value measurements of financial instruments

The carrying value of the Company’s financial instruments of cash, other current assets, accounts payable and accrued liabilities, approximate their fair value due to their short-term nature. The Company’s other financial instruments include an equity investment, preferred shares, convertible debt, and warrant derivative liabilities. The equity investment is adjusted to fair market value at the end of every period based upon unadjusted quoted prices. The convertible debt and derivative liabilities are fair valued at the end of every period using level 3 inputs.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC Topic 820, Fair Value Measurement (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

●	Level 1 — defined as observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3 — defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Segment and geographic information

(o) Segment and geographic information

Operating segments are defined as components of a business for which separate discrete financial information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and its chief operating decision maker, the Company’s Chief Executive Officer, view the Company’s operations and manage its business as a single operating segment. The Company operates in two geographic areas: Denmark and the United States however, as of December 31, 2021 and 2020, the Company has neither revenues nor long-lived assets outside of Denmark.

Operating lease right-of-use assets

(p) Operating lease right-of-use assets

The Company determines whether an arrangement contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and net of current portion of operating lease liabilities on our consolidated balance sheets. Lease ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. Lease ROU assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. As the Company’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments. The Company does not include options to extend or terminate the lease term unless it is reasonably certain that the Company will exercise any such options. Rent expense is recognized under the operating leases on a straight-line basis. The Company’s facilities operating leases have lease and non-lease components to which the Company has elected to apply a practical expedient to account for all components as one single component. The Company does not recognize right-of-use assets or lease liabilities for short-term leases, which have a lease term of twelve months or less, and instead will recognize lease payments as expense on a straight-line basis over the lease term.

Revenue recognition

(q) Revenue recognition

The Company’s revenues are generated primarily through research and development services provided to pharmaceutical and biotechnology companies. The terms of these arrangements may include (i) the grant of intellectual property rights (IP licenses) to therapeutic drug candidates against specified targets, (ii) performing research and development services to optimize drug candidates, and (iii) the grant of options to obtain additional research and development services or licenses for additional targets, or to optimize product candidates, upon the payment of option fees. Research and development service revenue is recognized over time as services are rendered. Revenue generated from the grant of IP licenses is recognized when probable.

The Company has adopted Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) Topic 606—Revenue from Contracts with Customers (“ASC 606”). This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized under ASC 606, the Company performs the following steps:

(i)	identify the promised goods or services in the contract;

(ii)	determine whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;

(iii)	measurement of the transaction price, including the constraint on variable consideration;

(iv)	allocation of the transaction price to the performance obligations; and

(v)	recognition of revenue when (or as) the Company satisfies each performance obligation.

Milestone and royalty revenue recognition

(r) Milestone and royalty revenue recognition

Milestone payments: At the inception of each arrangement that includes research and development milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant cumulative revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The Company evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the milestone in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment.

Royalties: For arrangements that include sales-based royalties, including milestone payments upon first commercial sales and milestone payments based on a level of sales, which are the result of a customer-vendor relationship and for which the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied. To date, the Company has not recognized any royalty revenue resulting from any of its licensing arrangements.

Research contract costs and accruals

(s) Research contract costs and accruals

Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, facilities costs and laboratory supplies, depreciation, amortization and impairment expense, manufacturing expenses and external costs of outside vendors engaged to conduct preclinical development activities and clinical trials. Typically, upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed. As of the year ended December 31, 2021, the Company has recorded a milestone payment liability of $5,000 as an accrued liability. There were no milestone payments paid or due in the year ended December 31, 2020.

The Company has entered into various research and development contracts with companies in Europe, the United States, and other countries. These agreements are generally cancellable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Research and development incentives and receivable

(t) Research and development incentives and receivable

Denmark Tax Incentives

Denmark allows loss making Companies the opportunity to apply for a payment equal to the tax value (22%) of negative taxable income related to R&D costs. The negative taxable income is calculated on the total negative income of the companies participating in the joint taxation. Tax payment according to this rule cannot exceed an amount of DKK 5.5 million, corresponding to a tax loss relating to R&D expenditure of DKK 25 million. The tax credit is recorded as tax receivable and other income within research and development expenses. In the years ended December 31, 2021 and December 31, 2020 the Company recorded $875 and $908 in tax credits respectively, thereby reducing research and development expenses.

European Agency Grants

The Company, through its subsidiaries in Denmark, receives reimbursements of certain research and development expenditures as part of a European agency’s research and development cost reliefs program. Management has assessed the Company’s research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the research and development incentive program described above. At each period end, management estimates the reimbursement available to the Company based on available information at the time. The Company records these research and development expense reimbursements as a reduction to research and development expenses in the consolidated statements of operations and comprehensive loss, as the research and development cost reimbursements are not dependent on the Company generating future taxable income, the Company’s ongoing tax status, or tax position. The Company recognizes a receivable for the research and development incentives when the relevant expenditure has been incurred, the associated conditions have been satisfied and there is reasonable assurance that the reimbursement will be received. The Company has recorded government grants received as a reduction to research and development expense of $Nil and $22 for the years ended December 31, 2021, and 2020, respectively.

Investments

(u) Investments

In accordance with ASC 321, the Company’s investments in equity securities are measured at readily determinable fair value (“RDFV”) in the balance sheet with changes in fair value recognized in net loss. For investments in equity securities that are traded in an active market, RDFV is equivalent to the market value at the balance sheet date and changes in fair value are recognized in other income (expenses). Investments in equity securities are classified as either current or long-term depending upon management’s intentions.

Convertible debt instruments

(v) Convertible debt instruments

The Company follows ASC 480-10, Distinguishing Liabilities from Equity in its evaluation of the accounting for a hybrid instrument. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date with remeasurements reported in change on fair value expense in the accompanying Statements of Operations.

Additionally, the Company accounts for certain convertible debt (“Convertible Notes) issued under the fair value option election of ASC 825, Financial Instruments (“ASC 825”) wherein the financial instrument is initially measured at its issue-date estimated fair value and then subsequently re-measured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is recognized as other income (expense) in the accompanying consolidated statements of operations and the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk is recognized as a component of other comprehensive loss. Convertible Notes are settled with shares at fair value of the stock issued with any differences recorded to other income (expense), as a gain or (loss) on extinguishment.

Warrants

(w) Warrants

When the Company issues warrants it evaluates the proper balance sheet classification to determine classification as either equity or as a derivative liability on the consolidated balance sheets. In accordance with ASC 815-40, Derivatives and Hedging-Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met. A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or adjustments to exercise price. If a warrant is not indexed to the Company’s equity or it has net cash settlement that results in the warrants to be accounted for under ASC 480, Distinguishing Liabilities from Equity, or ASC 815-40, it is classified as a derivative liability which is carried on the consolidated balance sheet at fair value with any changes in its fair value recognized immediately in the statement of operations. As of December 31, 2021, and December 31, 2020, the Company had warrants outstanding for share-based compensation that were classified as equity, and outstanding investor warrants that were classified as derivative liabilities.

Derivative Financial Instruments

(x) Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the Consolidated Statements of Operations and Comprehensive Loss each reporting period. Bifurcated embedded derivatives are classified as “Derivative liabilities” in the Consolidated Balance Sheets.

Share-based compensation

(y) Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

The Company records the expense for option awards using either a graded or straight-line method. The Company accounts for forfeitures as they occur. For share-based awards granted to both employee and non-employee consultants, the measurement date for non-employee awards is the date of grant. The compensation expense is then recognized over the requisite service period, which is the vesting period of the respective award.

The Company reviews all stock award modifications including when there is an exchange of original award for a new award. In the case of stock award modifications, the Company calculates for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified. The Company immediately recognizes the incremental value as compensation cost for vested awards and recognizes, on a prospective basis over the remaining requisite service period, the sum of the incremental compensation cost and any remaining unrecognized compensation cost for the original award on the modification date.

The fair value of stock options (“options”) on the grant date is estimated using the Black-Scholes option-pricing model using the single-option approach. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock, to determine the fair value of the award. The Company applies the Black-Scholes model as it believes it is the most appropriate fair value method for all equity awards and for the Employee Share Purchase Plan (the “ESPP”). The Black-Scholes model requires several assumptions, of which the most significant are the share price, expected volatility and the expected award term.

Expected term of options granted is calculated using the simplified method being the average between the vesting period and the contractual term to the expected term of the options in effect at the time of grant. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The Company classifies share-based compensation expense in its Consolidated Statements of Operations and Comprehensive Loss in the same way the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Accumulated other comprehensive (loss)

(f) Accumulated other comprehensive (loss)

Accumulated other comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with shareholders. The Company records unrealized gains and losses related to foreign currency translation and instrument specific credit risk as components of other accumulated comprehensive loss in the Condensed Consolidated Statements of Operations and Comprehensive Loss. During the three months ended March 31, 2022, and March 31, 2021, the Company recorded accumulated foreign currency translation losses of ($214) and ($459) respectively; and instrument specific credit risk losses of $0 and ($6) respectively.

(z) Accumulated other comprehensive loss

Accumulated other comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with shareholders. The Company records unrealized gains and losses related to foreign currency translation and instrument specific credit risk as components of other accumulated comprehensive loss in the Consolidated Statements of Operations and Comprehensive Loss. For the years ended December 31, 2021, and 2020, the Company’s other comprehensive loss was comprised of currency translation adjustments and fair value adjustments attributable to instrument specific credit risk.

Contingencies

(g) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. At each reporting date, the Company evaluates whether a potential loss amount or a potential loss range is probable and reasonably estimable under the provisions of the authoritative guidelines that address accounting for contingencies. The Company expenses costs as incurred in relation to such legal proceedings as general and administrative expense within the condensed consolidated statements of operations and comprehensive loss.

(aa) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. At each reporting date, the Company evaluates whether a potential loss amount or a potential loss range is probable and reasonably estimable under the provisions of the authoritative guidelines that address accounting for contingencies.

The Company expenses costs as incurred in relation to such legal proceedings as general and administrative expense within the Consolidated Statements of Operations and Comprehensive Loss.

Income taxes

(bb) Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that will more likely than not be realized upon ultimate settlement. Any provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits that are considered appropriate. The Company recognizes interest and penalties related to uncertain tax positions in other (income) expenses.

Computation of Loss per Share

(cc) Computation of Loss per Share

Basic net loss per common share is determined by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common stock and common stock equivalents outstanding for the period. The Company adjusts net loss to arrive at the net loss attributable to common stockholders to reflect the amount of dividends accumulated during the period on the Company’s redeemable convertible preferred stock, if any. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and warrants and the if-converted method is used to determine the dilutive effect of the Company’s redeemable convertible preferred stock and Convertible Notes. For the years ended December 31, 2021, and 2020, the Company had a net loss attributable to common stockholders, and as such, all outstanding stock options, shares of redeemable convertible preferred stock, and warrants were excluded from the calculation of diluted loss per share. Under the if-converted method, convertible instruments that are in the money, are assumed to have been converted as of the beginning of the period or when issued, if later.

Recently adopted accounting pronouncements

(i) Recently adopted accounting pronouncements

In May 2021, the FASB issued ASU No. 2021-04 — Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options — to clarify the accounting by issuers for modifications or exchanges of equity-classified written call options. The framework applies to freestanding written call options, such as warrants, that were and remain equity classified by the issuer after the modification and are not in the scope of another Codification Topic. The framework applies regardless of whether the modification is through an amendment to the existing terms or issuance of a replacement warrant. The effect of the modification of the warrant is measured as the difference in its fair value immediately before and after the modification. The effect is recognized in the same manner as if cash had been paid as consideration. Additionally, other modifications may need to be accounted for as a cost to the issuing entity based on the substance of the transaction. The Company is required to apply the amendments within this ASU prospectively to modifications or exchanges occurring on or after the effective date of the amendment. The Company adopted this ASU on January 1, 2022, with no significant impact on its condensed consolidated financial statements and related disclosures.

In November 2021, the FASB issued ASU 2021-10 — Government Assistance — Disclosures by Business Entities about Government Assistance — to require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The ASU is effective prospectively or retrospectively for annual periods beginning after December 15, 2021, with early adoption permitted. The Company adopted this ASU on January 1, 2022, with no significant impact on its condensed consolidated financial statements and related disclosures.

(dd) Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU No. 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it also simplifies the diluted earnings per share calculation in certain areas. ASU No. 2020-06 is effective for public companies for annual periods beginning after December 15, 2021, including interim periods within those fiscal years. The Company early adopted the provisions of ASU 2020-06 effective January 1, 2021, using the modified retrospective method for transition with no significant impact to its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12: Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes. This ASU simplifies accounting for income taxes by removing the exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or gain for other items, the exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment, the exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary, and the exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This ASU also includes other requirements related to franchise tax, goodwill as part of a business combination, consolidations, changes in tax laws, and affordable housing projects. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, including interim periods within that fiscal year. Early adoption is permitted for periods in which financial statements have not yet been issued. The Company adopted ASU 2019-12 as of January 1, 2021 and has not realized a material impact from the adoption of this new standard on its financial statements.

Recently Issued Accounting Pronouncements

(j) Recently Issued Accounting Pronouncements

Changes to GAAP are established by the Financial Accounting Standards Board (the “FASB”) in the form of accounting standards updates (“ASUs”) to the FASB’s Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. All other ASUs issued through the date of these financial statements were assessed and determined not to be applicable or are expected to have minimal impact on the Company’s condensed consolidated financial position and results of operations.

(ee) Recently issued accounting pronouncements not yet adopted

In May 2021, the FASB issued ASU No. 2021-04 — Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options — to clarify the accounting by issuers for modifications or exchanges of equity-classified written call options. The framework applies to freestanding written call options, such as warrants, that were and remain equity classified by the issuer after the modification and are not in the scope of another Codification Topic. The framework applies regardless of whether the modification is through an amendment to the existing terms or issuance of a replacement warrant. The effect of the modification of the warrant is measured as the difference in its fair value immediately before and after the modification. The effect is recognized in the same manner as if cash had been paid as consideration. Additionally, other modifications may need to be accounted for as a cost to the issuing entity based on the substance of the transaction. The Company is required to apply the amendments within this ASU prospectively to modifications or exchanges occurring on or after the effective date of the amendment. The Company adopted this ASU on January 1, 2022 with no significant impact on its consolidated financial statements and related disclosures.

In November 2021, the FASB issued ASU 2021-10 — Government Assistance — Disclosures by Business Entities about Government Assistance — to require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The ASU is effective prospectively or retrospectively for annual periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

JOBS Act accounting election

(h) JOBS Act accounting election

The Company is an “emerging growth company”, as defined in the Jumpstart Our Business Startups Act of 2012 (JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies; however, the Company may adopt new or revised accounting standards early if the standard allows for early adoption.